Mining and Income Taxation - Summary of Domestic and Foreign Current Tax Rates (Parenthetical) (Detail)		12 Months Ended
	Mar. 17, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Corporate tax rate		29.00%	30.00%	30.00%
Mining Tax [member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Effective mining tax rate for Gold Fields Operations Limited, GFI Joint Venture Holdings (Proprietary) Limited and owners of South Deep Mine		29.00%	30.00%	30.00%
Top of range [member] | Ghana Tax [member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Corporate tax rate	35.00%
Bottom of range [member] | Ghana Tax [member]
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Corporate tax rate	32.50%